RECEIVABLES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
Receivables From Customers
Schedule of trade and other receivables

	Balances not yet due	Up to 90 days past due	More than 91 up to 360 days past due	More than 361 days past due	2022	2021
Billed supply	1,415	568	642	615	3,240	3,410
Unbilled supply	1,244	-	-	-	1,244	930
Other concession holders - wholesale supply	22	45	-	-	67	52
Other concession holders - wholesale supply, unbilled	369	-	-	-	369	265
CCEE (Power Trading Chamber)	33	121	7	1	162	169
Concession Holders - power transport	53	18	22	87	180	170
Concession Holders - power transport, unbilled	370	-	-	-	370	319
(-) Provision for expected credit losses	(146)	(87)	(112)	(475)	(820)	(833)
	3,360	665	559	228	4,812	4,482

Current assets					4,769	4,430
Non-current assets					43	52

Schedule of provision for allowance for doubtful accounts

	2022	2021
Residential	272	221
Industrial	168	185
Commercial, services and others	203	220
Rural	33	34
Public authorities	28	45
Public lighting	1	2
Public services	33	38
Charges for use of the network (TUSD)	82	88
	820	833

Schedule of changes in provision for doubtful accounts

Balance on December 31, 2019	810
Additions, net (Note 28)	146
Disposals	(244)
Balance on December 31, 2020	712
Additions, net (Note 28)	144
Disposals	(23)
Balance on December 31, 2021	833
Additions, net (i) (Note 28)	109
Disposals	(122)
Balance on December 31, 2022	820

(2)	(i) Presented net of the reversal of R$ 130,569.